Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of segment information	The tables below summarize the Company’s segment information (dollars in thousands):

	Year Ended December 31,
	Hycroft Mine	Corporate and Other	Total
2021
Revenue - Note 15	$110,734	$—	$110,734
Cost of sales	163,338	—	163,338
Other operating costs	16,688	14,619	31,307
Loss from operations	(69,292)	(14,619)	(83,911)
Interest expense, net of capitalized interest - Note 10	—	(20,593)	(20,593)
Fair value adjustment to warrants - Notes 12 and 20	—	14,426	14,426
Gain on sale of equipment	$(16)	$—	$(16)
Loss before income taxes	$(69,308)	$(20,786)	$(90,094)
Income tax benefit - Note 17	—	1,530	1,530
Net loss	$(69,308)	$(19,256)	$(88,564)

Total Assets	$138,971	$3,353	$142,324

2020
Revenue - Note 15	$47,044	$—	$47,044
Cost of sales	109,621	—	109,621
Other operating costs	5,705	21,084	26,789
Loss from operations	(68,282)	(21,084)	(89,366)
Interest expense, net of capitalized interest - Note 10	(141)	(43,317)	(43,458)
Fair value adjustment to warrants - Notes 12 and 20	—	(3,767)	(3,767)
Interest income	199	—	199
Net loss	$(68,224)	$(68,168)	$(136,392)

Total Assets	$177,298	$55,328	$232,626